Spartan®

Money Market

Fund

Semiannual Report

October 31, 2000

(2_fidelity_logos)(Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household has an account in the fund. Call Fidelity at 1-800-544-8544 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your household, contact Fidelity in writing at P.O. Box 5000, Cincinnati, OH 45273-8692.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A sixth-straight year of double-digit positive returns for the Dow Jones Industrial Average, NASDAQ and S&P 500® could be in jeopardy unless the U.S. stock market shows marked improvement in the final two months of 2000. Through October, all three indexes had negative year-to-date returns. On the other hand, most fixed-income sectors were solidly in the black. Treasuries and other long-term government securities led the way, returning nearly 14%.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended October 31, 2000	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan Money Market	3.16%	6.03%	30.01%	63.68%
All Taxable Money Market Funds Average	3.02%	5.71%	28.37%	58.27%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 959 money market funds.

Average Annual Total Returns

Periods ended October 31, 2000	Past 1 year	Past 5 years	Past 10 years
Spartan Money Market	6.03%	5.39%	5.05%
All Taxable Money Market Funds Average	5.71%	5.11%	4.69%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	10/31/00	8/1/00	5/2/00	2/1/00	11/2/99
Spartan Money Market Fund	6.25%	6.27%	5.74%	5.46%	5.19%
All Taxable Money Market Funds Average	6.01%	5.98%	5.45%	5.14%	4.83%
	11/1/00	8/2/00	5/3/00	2/2/00	11/3/99
MMDA	2.11%	2.12%	2.03%	2.07%	2.07%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from iMoneyNet, Inc. The MMDA average is supplied by BANK RATE MONITOR(TM).

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with John Todd, Portfolio Manager of Spartan Money Market Fund

Q. John, what was the investment environment like during the six months that ended October 31, 2000?

A. In May, the Federal Reserve Board raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.50 percentage points, after having already hiked the fed funds rate by 1.25% since mid-1999 in five separate moves. So, as we started the period market observers expected that the Fed would continue this rate-hike program at least through the end of 2000. This view proved to be unfounded, however, as the Fed decided it was willing to tolerate faster economic growth, thanks in part to accelerating productivity which helped contain inflationary pressures. Consequently, the Fed decided to pause and assess the effects of its actions during the summer and remained on the sidelines as the fall's election season approached. When the Fed decided to keep rates unchanged in August, it reaffirmed the market's new-found belief - reflected in market interest rates - that the Fed would keep rates steady for the balance of the year. Data continued to confirm that economic growth was moderating from the rapid pace we had seen in the first half of 2000. Several reasons were cited for this slowdown. First, there were the Fed rate increases, which raised the cost of borrowing money. Second, rising energy prices served as a kind of tax on the consumers, because the higher prices reduced disposable income. Finally, raw materials costs increased for corporations, hurting their earnings and their stock market performance, because competitive pressures prevented companies from passing on these higher costs in the form of higher prices for their products. Equity prices declined as the market adjusted to new expectations for slower revenue and earnings growth. Declining financial asset prices and their negative impact on disposable income were expected to further dampen economic growth. In spite of the slowdown, though, economic growth remained solid. However, inflation remained benign despite rising energy prices and a strong labor market as evidenced by the lowest unemployment rate in 30 years. Strong productivity growth was credited for muting the inflationary effects typically sparked by low unemployment and rising wages and benefits. While the Fed held off implementing any further monetary policy moves, it announced it had maintained a bias toward raising rates in the future, suggesting that there was more of a risk of higher inflation than of a harmful economic slowdown.

Q. What was your strategy with the fund?

A. At the beginning of the period, the money market yield curve - a representation of the difference between short- and long-term money market rates - was fairly steep. That is, investors were rewarded with higher yields for investing in longer-term securities. At that time, I extended the average maturity of the fund by buying six-month and one-year securities that I felt adequately compensated the fund given my interest-rate outlook. I balanced those longer-term investments with securities in the one- and two-month range. Once market sentiment shifted, the yield curve flattened, meaning investors were not rewarded for taking on the added risk of investing in longer-term money market securities. Because I did not feel the Fed would cut rates - a belief that would have caused me to purchase longer-term paper to lock in higher rates - I allowed the fund's average maturity to shorten to 45 days at the end of the October. I'd also mention that many corporations issuing bonds have had to pay increasingly higher interest rates relative to U.S. Treasury debt, because the markets perceived that credit risks were rising. Thus far, these concerns have not affected short-term markets to any great extent, but instead have been limited to the long-term credit markets.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on October 31, 2000, was 6.25%, compared to 5.73% six months ago. For the six months that ended October 31, 2000, the fund had a total return of 3.16%, compared to 3.02% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What is your outlook, John?

A. At this point in time, I'm waiting to see what kind of fiscal policies the new president and the new Congress implement. Presently, even though core inflation has started to creep up a bit, inflation is generally under control. The economy remains strong, but is slowing. The big question at this point is just how much the economy will slow down, because it is still operating at a fairly high level. The magnitude of the slowdown, as well as credit market behavior over the next few months, will play a big role in determining the future course of Fed policy.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high current income as is consistent with preservation of capital and liquidity, by investing in short-term money market securities, repurchase agreements and reverse repurchase agreements

Fund number: 454

Trading symbol: SPRXX

Start date: January 23, 1989

Size: as of October 31, 2000, more than $9.6 billion

Manager: John Todd, since 1989; manager, various Fidelity and Spartan money market funds; joined Fidelity in 1981

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Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/00	% of fund's investments 4/30/00	% of fund's investments 10/31/99
0 - 30	61.9	63.4	44.8
31 - 90	15.4	19.0	15.1
91 - 180	18.4	5.4	34.2
181 - 397	4.3	12.2	5.9
Weighted Average Maturity
	10/31/00	4/30/00	10/31/99
Spartan Money Market Fund	45 Days	59 Days	69 Days
All Taxable Money Market Funds Average*	50 Days	47 Days	57 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2000	As of April 30, 2000
Commercial Paper 36.4%	Commercial Paper 37.2%
Bank CDs, BAs, TDs, and Notes 53.1%	Bank CDs, BAs, TDs, and Notes 62.2%
Government Securities 6.3%	Government Securities 1.1%
Other Investments ** 6.2%	Other Investments ** 2.0%

** Net Other Assets are not included in the pie chart.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments October 31, 2000

(Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 35.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 2.3%
Citibank NA, New York
11/3/00	6.78%	$ 40,000	$ 40,000
First Union National Bank, North Carolina
11/21/00	6.48	70,000	70,000
5/15/01	7.35	25,000	25,000
Fleet National Bank
11/9/00	6.54	50,000	50,000
U.S. Bank NA, Minnesota
11/1/00	6.72 (b)	35,000	35,000
			220,000
London Branch, Eurodollar, Foreign Banks - 18.7%
Abbey National Treasury Services PLC
11/9/00	6.50	75,000	75,000
11/27/00	6.60	100,000	100,000
3/12/01	6.70	50,000	50,000
Alliance & Leicester PLC
2/26/01	6.75	50,000	50,000
3/12/01	6.70	50,000	50,000
Banque Bruxelles Lambert SA (BBL)
3/5/01	6.70	100,000	100,004
Barclays Bank PLC
11/6/00	6.58	100,000	100,000
11/21/00	6.55	55,000	55,000
12/27/00	6.55	100,000	100,000
Bayerische Hypo-und Vereinsbank AG
11/1/00	6.70	65,000	65,000
12/11/00	6.50	75,000	75,000
2/26/01	6.74	100,000	100,000
3/13/01	6.67	60,000	60,000
Den Danske Bank Group AS
11/22/00	6.60	100,000	100,001
Halifax PLC
12/7/00	6.43	75,000	75,000
ING Bank NV
11/8/00	6.51	50,000	50,000
11/24/00	6.60	75,000	75,000
Landesbank Hessen-Thuringen
11/20/00	7.00	50,000	50,000
Nationwide Building Society
2/14/01	6.70	25,000	25,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Northern Rock PLC
11/24/00	6.62%	$ 75,000	$ 75,000
RaboBank Nederland Coop. Central
11/6/00	6.75	125,000	125,000
11/6/00	6.83	75,000	75,000
12/18/00	6.52	35,000	35,000
Societe Generale
12/1/00	6.57	50,000	50,000
12/18/00	6.54	50,000	50,000
Westdeutsche Landesbank Girozentrale
2/28/01	6.75	30,000	30,000
			1,795,005
New York Branch, Yankee Dollar, Foreign Banks - 14.0%
Bank of Scotland Treasury Services PLC
11/30/00	6.55 (b)	45,000	44,984
Canadian Imperial Bank of Commerce
11/1/00	6.62 (b)	65,000	64,976
11/20/00	7.01	30,000	30,000
11/27/00	7.01	2,000	2,000
Commerzbank AG
3/23/01	6.75	75,000	75,000
Deutsche Bank AG
11/10/00	6.55 (b)	50,000	49,996
11/16/00	7.01	50,000	50,000
2/5/01	6.75	100,000	99,986
2/22/01	6.82	50,000	49,993
Dresdner Bank AG
12/29/00	7.05	75,000	75,000
Merita Bank PLC
11/20/00	6.55	50,000	50,000
National Westminster Bank PLC
12/4/00	6.55	50,000	50,000
Norddeutsche Landesbank Girozentrale
2/8/01	6.75	25,000	24,997
RaboBank Nederland Coop. Central
5/8/01	7.15	50,000	49,993
Royal Bank of Canada
11/1/00	6.62 (b)	150,000	149,953
11/13/00	6.55 (b)	70,000	69,993
5/2/01	7.00	25,000	24,998
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada - continued
5/3/01	7.10%	$ 75,000	$ 74,989
Societe Generale
11/6/00	6.56 (b)	75,000	74,970
11/9/00	6.60 (b)	70,000	69,999
Svenska Handelsbanken AB
5/2/01	7.00	35,000	34,997
UBS AG
12/7/00	6.45	25,000	24,992
5/1/01	7.00	105,000	104,990
			1,346,806
TOTAL CERTIFICATES OF DEPOSIT			3,361,811
Commercial Paper - 36.4%

Amsterdam Funding Corp.
12/22/00	6.60	50,000	49,540
Asset Securitization Coop. Corp.
11/9/00	6.56	85,000	84,877
11/29/00	6.56 (b)	100,000	99,997
Associates Corp. of North America
2/15/01	6.70	40,000	39,231
Associates First Capital Corp.
11/6/00	6.56	25,000	24,977
AT&T Corp.
11/19/00	6.65 (b)	45,000	45,000
2/27/01	6.71	75,000	73,402
Bank of America Corp.
11/6/00	6.84	50,000	49,954
3/12/01	6.72	50,000	48,819
Centric Capital Corp.
12/14/00	6.58	10,000	9,923
CIESCO LP
11/9/00	6.62	50,000	49,928
Citibank Credit Card Master Trust I (Dakota Certificate Program)
11/2/00	6.54	30,000	29,995
11/6/00	6.65	30,000	29,973
11/9/00	6.64	25,000	24,964
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
ConAgra Foods, Inc.
11/15/00	6.71%	$ 15,500	$ 15,460
11/20/00	6.68	12,880	12,835
11/21/00	6.69	17,000	16,937
11/27/00	6.69	25,000	24,880
Conoco, Inc.
11/14/00	6.70	30,000	29,928
Corporate Asset Funding Co.
12/12/00	6.57	25,000	24,815
Corporate Receivables Corp.
11/16/00	6.61	50,000	49,865
11/22/00	6.61	80,000	79,697
12/8/00	6.57	30,000	29,800
CXC, Inc.
11/8/00	6.62	30,000	29,962
12/7/00	6.60	30,000	29,805
Daimler-Chrysler North America Holding Corp.
12/12/00	6.57	50,000	49,630
12/13/00	6.59	25,000	24,811
12/19/00	6.59	20,000	19,827
3/2/01	6.71	15,000	14,673
Delaware Funding Corp.
11/20/00	6.56	100,000	99,657
11/21/00	6.58	42,370	42,217
Dexia Funding North America
11/22/00	6.44	40,000	39,857
Dominion Resources, Inc.
11/21/00	6.72	25,000	24,907
11/21/00	6.73	20,000	19,926
Dresdner Bank AG
11/27/00	6.60	30,000	30,000
Edison Asset Securitization LLC
11/9/00	6.53	45,300	45,235
11/9/00	6.60	55,185	55,105
11/13/00	6.60	50,000	49,892
11/14/00	6.58	23,118	23,064
11/15/00	6.55	75,000	74,810
Enterprise Funding Corp.
11/21/00	6.61	50,292	50,110
12/15/00	6.67	14,000	13,888
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Falcon Asset Securitization Corp.
11/1/00	6.56%	$ 40,000	$ 40,000
11/2/00	6.56	54,805	54,795
12/14/00	6.60	35,000	34,729
12/15/00	6.59	20,000	19,842
GE Capital International Funding, Inc.
2/8/01	6.67	25,000	24,554
General Electric Capital Corp.
11/7/00	6.88	105,000	104,884
12/18/00	6.57	45,000	44,620
2/27/01	6.72	25,000	24,467
3/13/01	6.64	35,000	34,171
General Motors Acceptance Corp.
3/2/01	6.72	25,000	24,454
Goldman Sachs Group, Inc.
11/13/00	6.60	25,000	24,946
Heller Financial, Inc.
11/15/00	6.65	20,000	19,949
11/29/00	6.67	10,000	9,948
ING America Insurance Holdings, Inc.
11/8/00	6.95	10,000	9,987
Jupiter Securitization Corp.
11/17/00	6.57	20,000	19,942
Kitty Hawk Funding Corp.
12/8/00	6.60	10,000	9,933
Lehman Brothers Holdings, Inc.
11/9/00	6.72 (b)	23,000	23,000
11/20/00	6.72 (b)	48,000	48,000
Lower Colorado River Auth. Rev.
11/2/00	6.61	40,000	40,000
New Center Asset Trust
11/9/00	6.57	45,000	44,935
11/22/00	6.61	65,000	64,754
Newport Funding Corp.
11/2/00	6.57	100,000	99,982
Phillips Petroleum Co.
11/15/00	6.80	20,000	19,948
11/16/00	6.75	6,000	5,983
Preferred Receivables Funding Corp.
11/7/00	6.59	35,000	34,962
11/17/00	6.57	50,000	49,855
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Qwest Capital Funding, Inc.
11/21/00	6.76%	$ 5,000	$ 4,981
Salomon Smith Barney Holdings, Inc.
11/16/00	6.57	90,000	89,757
12/4/00	6.56	15,000	14,911
Sears Roebuck Acceptance Corp.
11/21/00	6.80	10,000	9,962
11/29/00	6.81	25,000	24,868
11/30/00	6.81	20,000	19,891
Societe Generale NA
12/26/00	6.69	25,000	24,757
2/28/01	6.72	50,000	48,927
Southern Co.
12/15/00	6.66	25,000	24,798
Triple-A One Funding Corp.
11/7/00	6.55	77,861	77,777
Tyco International Group SA
11/6/00	6.74	15,000	14,986
11/22/00	6.77	7,000	6,973
11/29/00	6.77	10,000	9,948
12/6/00	6.85	20,000	19,869
12/12/00	6.85	30,000	29,770
1/29/01	7.02	14,000	13,761
Unilever Capital Corp.
11/2/00	6.58	75,000	74,986
Variable Funding Capital Corp.
11/13/00	6.59 (b)	25,000	25,000
11/20/00	6.61	50,000	49,828
12/12/00	6.56	50,000	49,630
12/12/00	6.57	20,000	19,852
Ventures Business Trust
11/14/00	6.62	35,000	34,918
12/27/00	6.65	25,000	24,747
Verizon Global Funding Corp.
12/13/00	6.58	20,000	19,849
Windmill Funding Corp.
11/2/00	6.56	50,000	49,991
11/29/00	6.55	50,000	49,747
WorldCom, Inc.
11/1/00	6.75	50,000	50,000
TOTAL COMMERCIAL PAPER			3,499,297
Federal Agencies - 3.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 1.8%
Discount Notes - 1.8%
3/15/01	6.51%	$ 50,000	$ 48,822
3/29/01	6.52	66,760	65,023
4/19/01	6.52	60,000	58,223
			172,068
Federal Home Loan Bank - 1.4%
Discount Notes - 1.4%
2/1/01	6.50	60,000	59,065
3/28/01	6.52	75,000	73,061
			132,126
Freddie Mac - 0.5%
Discount Notes - 0.5%
2/7/01	6.50	50,000	49,170
TOTAL FEDERAL AGENCIES			353,364
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bills - 2.6%
2/1/01	6.26	150,000	147,662
5/3/01	6.26	110,000	106,624
TOTAL U.S. TREASURY OBLIGATIONS			254,286
Bank Notes - 4.9%

American Express Centurion Bank
11/1/00	6.68 (b)	75,000	75,000
11/24/00	6.59 (b)	60,000	60,000
Bank of America NA
11/2/00	6.63	75,000	75,000
11/20/00	7.00	30,000	30,000
3/21/01	6.75	60,000	60,000
Bank One NA, Chicago
3/19/01	6.62	50,000	50,000
4/16/01	6.64	100,000	99,998
Comerica Bank, Detroit
11/1/00	6.64 (b)	25,000	24,998
TOTAL BANK NOTES			474,996
Master Notes - 1.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Goldman Sachs Group, Inc.
12/28/00	6.63% (c)	$ 55,000	$ 55,000
2/15/01	6.72 (c)	45,000	45,000
J.P. Morgan Securities, Inc.
11/7/00	6.61 (b)	70,000	70,000
TOTAL MASTER NOTES			170,000
Medium-Term Notes - 3.6%

Associates Corp. of North America
12/29/00	6.66 (b)	90,000	90,000
Bank of Scotland Treasury Services PLC
1/19/01	6.77 (b)	30,000	30,000
CIT Group, Inc.
11/1/00	6.61 (b)	45,000	44,985
General Motors Acceptance Corp.
11/28/00	6.56 (b)	45,000	44,989
12/14/00	6.57 (b)	35,000	34,996
General Motors Acceptance Corp. Mortgage Credit
11/1/00	6.67	55,000	55,000
Merrill Lynch & Co., Inc.
11/3/00	6.59 (b)	45,000	44,998
TOTAL MEDIUM-TERM NOTES			344,968
Short-Term Notes - 4.2%

Jackson National Life Insurance Co.
1/1/01	6.97 (b)(c)	34,000	34,000
Monumental Life Insurance Co.
11/1/00	6.76 (b)(c)	29,000	29,000
11/1/00	6.91 (b)(c)	35,000	35,000
New York Life Insurance Co.
12/1/00	6.81 (b)(c)	25,000	25,000
12/22/00	6.94 (b)(c)	26,000	26,000
1/1/01	6.95 (b)(c)	35,000	35,000
Pacific Life Insurance Co.
12/8/00	6.76 (b)(c)	10,000	10,000
RACERS Series 00 10MM,
11/22/00	6.64 (a)(b)	40,000	40,000
Short-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Strategic Money Market Trust Series 2000 A,
11/13/00	6.64% (b)(c)	$ 91,000	$ 91,000
Strategic Money Market Trust Series 2000 B,
12/13/00	6.66 (a)(b)	30,000	30,000
Transamerica Occidental Life Insurance Co.
11/1/00	6.88 (b)(c)	50,000	50,000
TOTAL SHORT-TERM NOTES			405,000
Time Deposits - 3.6%

Firstar Bank NA
11/1/00	6.66	100,000	100,000
Norwest Bank NA, Minnesota
11/1/00	6.66	150,000	149,996
RaboBank Nederland Coop. Central
11/1/00	6.65	100,000	100,000
TOTAL TIME DEPOSITS			349,996
Repurchase Agreements - 6.2%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated 10/31/00 due 11/1/00 At 6.62%	$ 36	36
With:
J.P. Morgan Securities At 6.68%, dated 10/31/00 due 11/1/00 (Commercial Paper Obligations) (principal amount $134,336,000) 0%, 11/30/00	131,024	131,000
Merrill Lynch Pierce Fenner & Smith At 6.71%, dated 10/31/00 due 11/1/00 (Commercial Paper Obligations) (principal amount $204,840,000) 0% - 6.57%, 11/1/00 - 3/1/01	200,037	200,000
Morgan Stanley & Co. At 6.69%, dated 10/31/00 due 11/1/00 (Commercial Paper Obligations) (principal amount $270,926,000) 0% - 6.8%, 11/1/00 - 12/19/00	264,049	264,000
TOTAL REPURCHASE AGREEMENTS		595,036
TOTAL INVESTMENT PORTFOLIO - 102.0%		9,808,754
NET OTHER ASSETS - (2.0)%		(189,382)
NET ASSETS - 100%		$ 9,619,372
Total Cost for Income Tax Purposes $ 9,808,754
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $70,000,000 or 0.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 6.63%, 12/28/00	10/25/00	$ 55,000
6.72%, 2/15/01	10/19/00	$ 45,000
Jackson National Life Insurance Co. 6.97%, 1/1/01	7/6/99	$ 34,000
Monumental Life Insurance Co.: 6.76%, 11/1/00	7/31/98 - 9/17/98	$ 29,000
6.91%, 11/1/00	2/1/00	$ 35,000
New York Life Insurance Co.: 6.81%, 12/1/00	8/28/00	$ 25,000
6.94%, 12/22/00	12/20/99	$ 26,000
6.95%, 1/1/01	7/13/00	$ 35,000
Pacific Life Insurance Co 6.76%, 12/8/00	9/8/00	$ 10,000
Strategic Money Market Trust Series 2000 A, 6.64%, 11/13/00	9/7/00	$ 91,000
Transamerica Occidental Life Insurance Co. 6.88%, 11/1/00	4/28/00	$ 50,000
Income Tax Information

At April 30, 2000, the fund had a capital loss carryforward of approximately $2,521,000 of which $1,881,000, $476,000, $162,000 and $2,000 will expire on April 30, 2002, 2003, 2004 and 2008, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2000 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $595,036) - See accompanying schedule		$ 9,808,754
Receivable for fund shares sold		22,778
Interest receivable		84,679
Other receivables		9
Total assets		9,916,220
Liabilities
Payable to custodian bank	$ 309
Payable for investments purchased	254,287
Payable for fund shares redeemed	35,158
Distributions payable	3,297
Accrued management fee	3,649
Other payables and accrued expenses	148
Total liabilities		296,848
Net Assets		$ 9,619,372
Net Assets consist of:
Paid in capital		$ 9,621,767
Accumulated net realized gain (loss) on investments		(2,395)
Net Assets, for 9,621,256 shares outstanding		$ 9,619,372
Net Asset Value, offering price and redemption price per share ($9,619,372 ÷ 9,621,256 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)
Investment Income Interest		$ 315,052
Expenses
Management fee	$ 21,322
Non-interested trustees' compensation	20
Total expenses before reductions	21,342
Expense reductions	(145)	21,197
Net investment income		293,855
Net Realized Gain (Loss) on Investments		126
Net increase in net assets resulting from operations		$ 293,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2000 (Unaudited)	Year ended April 30, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 293,855	$ 493,063
Net realized gain (loss)	126	7
Net increase (decrease) in net assets resulting from operations	293,981	493,070
Distributions to shareholders from net investment income	(293,855)	(493,063)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,842,325	9,438,870
Reinvestment of distributions from net investment income	273,672	461,166
Cost of shares redeemed	(3,992,535)	(9,912,207)
Net increase (decrease) in net assets and shares resulting from share transactions	123,462	(12,171)
Total increase (decrease) in net assets	123,588	(12,164)
Net Assets
Beginning of period	9,495,784	9,507,948
End of period	$ 9,619,372	$ 9,495,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2000	Years ended April 30,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations Net investment income	.031	.052	.050	.053	.051	.054
Less Distributions
From net investment income	(.031)	(.052)	(.050)	(.053)	(.051)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	3.16%	5.30%	5.12%	5.43%	5.21%	5.57%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 9,619	$ 9,496	$ 9,508	$ 8,863	$ 9,300	$ 8,451
Ratio of expenses to average net assets	.45% A	.45%	.45%	.45%	.45%	.45%
Ratio of expenses to average net assets after expense reductions	.45% A	.45%	.45%	.45%	.45%	.42% D
Ratio of net investment income to average net assets	6.20% A	5.18%	5.00%	5.31%	5.09%	5.45%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the account closeout fee and for periods of less than one year are not annualized.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2000 (Unaudited)

1. Significant Accounting Policies.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $435,000,000 or 4.5% of net assets.

3. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $56,000 for the period.

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Money Market Insurance. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Fees and Other Transactions with Affiliates - continued

Money Market Insurance - continued

bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $15,384,000. The weighted average interest rate was 6.66%. Interest earned from the interfund lending program amounted to $17,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $145,000 under these arrangements.

Semiannual Report

Managing Your Investments

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By Phone

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If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

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Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
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General Correspondence

Fidelity Investments
P.O. Box 500
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Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Semiannual Report

Michigan

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

Boyce I. Greer, Vice President

John J. Todd, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

Stanley N. Griffith, Assistant Vice President

John H. Costello, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

Ralph Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Gerald C. McDonough *

Robert C. Pozen

Thomas R. Williams *

Advisory Board

J. Michael Cook

Abigail P. Johnson

Marie L. Knowles

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

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Custodian

The Bank of New York

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Fidelity's Taxable Money Market Funds

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Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

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